RELATED PARTY TRANSACTIONS (Details Narrative)			1 Months Ended	6 Months Ended
	Jun. 12, 2025 USD ($) shares	Jun. 07, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Director fees					$ 0		$ 0
Options granted | shares				2,750,000	2,750,000
Share-based compensation expense				$ 89,277		$ 24,312
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Contract services expense				$ 24,480		18,270
Brie [Member] | Units [Member]
Related Party Transaction [Line Items]
Stock issued new, shares | shares				1,440,000	1,440,000
Brie [Member] | Executive Services [Member]
Related Party Transaction [Line Items]
Contract services expense					$ 81,360
Brie [Member] | Executive Services [Member] | April May And June 2025 [Member]
Related Party Transaction [Line Items]
Contactual obligation								$ 24,000
Brie [Member] | Executive Services [Member] | July 2025 And Thereafter [Member]
Related Party Transaction [Line Items]
Contactual obligation								8,000
Nemo Resources [Member] | Management Services [Member] | Monthly Fee [Member]
Related Party Transaction [Line Items]
Contactual obligation								$ 12,000
Officers And Directors [Member]
Related Party Transaction [Line Items]
Options granted | shares	2,000,000
Share-based compensation expense	$ 89,277
Two Independent Directors And C F O [Member]
Related Party Transaction [Line Items]
Options granted | shares		600,000
Share-based compensation expense		$ 24,000
Power [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Contract services expense				$ 7,500		$ 15,000
John Gibbs [Member] | Advanced Deposit [Member]
Related Party Transaction [Line Items]
Proceeds from related party			$ 25,000
John Power [Member]
Related Party Transaction [Line Items]
Other advance				$ 0					$ 44,198
Long term notes and loans		$ 100,000
Debt stated interest rate		6.00%
Debt maturity date		Jan. 02, 2026
John Power [Member] | Advanced Deposit [Member]
Related Party Transaction [Line Items]
Proceeds from related party			$ 21,000